Revenue (Tables)	9 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2023	2022	2023	2022	2023	2022
License and Other Revenue (1)	$211	$159	$143	$140	$354	$299
Royalty Revenue	365	374	105	51	470	425
	$576	$533	$248	$191	$824	$724
(1)    Includes over-time revenue of $37 million and $29 million and point-in-time revenue of $317 million and $270 million for the three months ended December 31, 2023 and 2022, respectively.

	Nine Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2023	2022	2023	2022	2023	2022
License and Other Revenue (1)	$685	$401	$332	$344	$1,017	$745
Royalty Revenue	1,070	1,125	218	176	1,288	1,301
	$1,755	$1,526	$550	$520	$2,305	$2,046
(1)    Includes over-time revenue of $84 million and $77 million and point-in-time revenue of $933 million and $668 million for the nine months ended December 31, 2023 and 2022, respectively.

Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
United States	$387	$296	$1,010	$804
PRC (1)	206	191	525	521
Taiwan	100	86	381	283
Republic of Korea	50	71	157	185
Other countries	81	80	232	253
Total	$824	$724	$2,305	$2,046
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

(in millions)	As of December 31, 2023	As of March 31, 2023
Trade receivables	$417	$625
Royalty receivables	385	377
Total gross receivables	802	1,002
Allowance for current expected credit losses	(3)	(3)
Total accounts receivables, net	$799	$999

Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Current Contract Liabilities	$293
Non-Current Contract Liabilities	807
Balance as of March 31, 2023	$1,100
Customer prepayment and billing in advance of performance	169
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(213)
Revenue recognized in the period that was included in the contract liability balance during the period	(99)
Balance as of December 31, 2023	$957
Current portion of contract liabilities	$223
Non-current portion of contract liabilities	$734